DERIVATIVE LIABILITIES (Schedule of Derivative Warrant Instruments Activity) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Unit Offering Warrants 2009 [Member]	Dec. 31, 2011 Unit Offering Warrants 2009 [Member]	Jun. 30, 2012 Unit Offering Warrants 2009 [Member]	Jun. 30, 2010 Unit Offering Warrants 2009 [Member]	Dec. 31, 2012 First 2010 Unit Offering Warrants [Member]	Dec. 31, 2011 First 2010 Unit Offering Warrants [Member]	Jun. 30, 2012 First 2010 Unit Offering Warrants [Member]	Jun. 30, 2010 First 2010 Unit Offering Warrants [Member]	Dec. 31, 2012 Second 2010 For D Units [Member]	Dec. 31, 2011 Second 2010 For D Units [Member]	Jun. 30, 2012 Second 2010 For D Units [Member]	Jun. 30, 2010 Second 2010 For D Units [Member]	Dec. 31, 2012 Third 2010 For E Units [Member]	Dec. 31, 2011 Third 2010 For E Units [Member]	Jun. 30, 2012 Third 2010 For E Units [Member]	Jun. 30, 2010 Third 2010 For E Units [Member]	Dec. 31, 2012 Incentive Warrants [Member]	Dec. 31, 2011 Incentive Warrants [Member]	Jun. 30, 2012 Incentive Warrants [Member]	Jun. 30, 2010 Incentive Warrants [Member]	Dec. 31, 2012 G Units 2011 [Member]	Dec. 31, 2011 G Units 2011 [Member]	Jun. 30, 2012 G Units 2011 [Member]	Jun. 30, 2010 G Units 2011 [Member]	Dec. 31, 2012 Lender Warrants [Member]	Dec. 31, 2011 Lender Warrants [Member]	Jun. 30, 2012 Lender Warrants [Member]	Jun. 30, 2010 Lender Warrants [Member]	Dec. 31, 2012 Warrants for advisory services and Arranger warrants [Member]	Dec. 31, 2011 Warrants for advisory services and Arranger warrants [Member]	Jun. 30, 2012 Warrants for advisory services and Arranger warrants [Member]	Jun. 30, 2010 Warrants for advisory services and Arranger warrants [Member]	Dec. 31, 2012 POSCAN Warrants [Member]	Dec. 31, 2011 POSCAN Warrants [Member]	Jun. 30, 2012 POSCAN Warrants [Member]
Derivative [Line Items]
Balance			$ 7,653,928	$ 15,244,754	$ 15,244,754	$ 8,029,728			$ 872,212	$ 3,854,119	$ 3,854,119	$ 6,313,769	$ 1,640,644	$ 2,911,244	$ 2,911,244	$ 1,715,959	$ 237,426	$ 1,800,265	$ 1,800,265	$ 0	$ 512,341	$ 1,156,744	$ 1,156,744	$ 0	$ 579,760	$ 1,072,441	$ 1,072,441	$ 0	$ 1,495,038	$ 3,736,897	$ 3,736,897	$ 0	$ 274,386	$ 523,234	$ 523,234	$ 0	$ 83,210	$ 189,810	$ 189,810	$ 0	$ 1,958,911	$ 0	$ 0
Initial valuation of derivative liabilities upon issuance of new warrants during the period			4,478,014	3,779,978	3,779,978	3,228,345	8,874,504	13,352,518	0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		4,478,014	3,779,978	3,779,978
Warrant modification expense	0	0	171,150	0		(1,068,320)	(1,068,320)	1,239,470	0				0				0				0				0				0				0				0				171,150
Change in fair value of derivative liabilities - warrant instruments	(5,997,501)	(4,654,915)	(6,240,706)	(11,603,559)	10,780,342	(6,116,147)	(1,559,352)	(4,681,354)	(440,121)	(2,588,538)	(2,981,907)		(1,082,552)	(1,849,599)	(1,270,600)		(146,641)	(1,094,991)	(972,377)		(309,573)	(858,869)	(644,403)		(351,914)	(738,036)	(429,681)		(1,158,239)	(2,556,631)	(2,241,859)		(196,749)	(375,767)	(248,848)		(64,459)	(136,900)	(106,600)		(2,489,458)	(1,404,228)	(1,821,067)
Exercise of warrants				590,462	590,462	4,604,000	5,195,008	5,195,008	0	0	0		0	0	0		0	(590,462)	(590,462)		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0		0	0	0
Balance	$ 6,062,386	$ 6,830,711	$ 6,062,386	$ 6,830,711	$ 7,653,928	$ 15,244,754	$ 7,653,928	$ 6,062,386	$ 432,091		$ 872,212	$ 6,313,769	$ 558,092		$ 1,640,644	$ 1,715,959	$ 90,785		$ 237,426	$ 0	$ 202,768		$ 512,341	$ 0	$ 227,846		$ 579,760	$ 0	$ 336,799		$ 1,495,038	$ 0	$ 77,637		$ 274,386	$ 0	$ 17,751		$ 83,210	$ 0	$ 4,118,617		$ 1,958,911